[Graphic Omitted]UBS
GLOBAL ASSET MANAGEMENT




UBS S&P 500 Index Fund

Annual Report

May 31, 2002

UBS S&P 500 Index Fund


                                                                   July 15, 2002

DEAR SHAREHOLDER,

We present you with the annual report for UBS S&P 500 Index Fund for the fiscal year ended May 31, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

Q&A WITH PORTFOLIO MANAGER T. KIRKHAM BARNEBY

HOW DID THE FUND PERFORM OVER THE ONE YEAR ENDED MAY 31, 2002?

The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all of the common stocks making up the Index. During the period, the Fund declined along with the overall market. On a relative basis the Fund slightly underperformed its benchmark, as it fell 14.37% versus a 13.85% decline for the S&P 500 Index. During the same period the Lipper S&P 500 Index Funds Median lost 14.33%. Returns for all share classes over various time periods are shown in

--------------------------------------------------------------------------------
UBS S&P 500
INDEX FUND
INVESTMENT GOAL:
Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:
T. Kirkham Barneby
Frank A. Vallario
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
December 31, 1997 (Class Y)
October 2, 1998 (Class A)
October 7, 1998 (Class C)

DIVIDEND PAYMENTS:
Annually, if any
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS S&P 500 Index Fund

"Performance  at a Glance" on page 5;  please  note those  returns  shown do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares.

WHAT WERE SOME OF THE FACTORS THAT AFFECTED THE FINANCIAL MARKETS DURING THE PERIOD?

There were a number of factors that contributed to the market's decline. The economy was in the midst of its first recession in a decade and the September 11 terrorist attacks initially darkened the prospects for an economic recovery. Declining corporate profits and ongoing threats of terrorism and turmoil in the Middle East also shook investor confidence. In addition, skepticism grew over the validity of corporate accounting figures in light of the scandal surrounding Enron Corporation. Others firms suffered as well as their own accounting practices were called into question or because they were viewed as pursuing aggressive acquisition strategies. Examples of such firms included General Electric, IBM, Cisco, Tyco International, Waste Management, Cigna and Computer Associates.

CAN YOU DESCRIBE THE ECONOMIC SITUATION DURING THE FUND'S FISCAL YEAR?

It was initially assumed that the recession was triggered by the tragic events of September 11. However, a closer look at economic data indicated that the decline in growth actually began in March 2001. Yet, following concerns that the attacks would lead to a prolonged decline in growth, consumer spending resumed during the fourth quarter of 2001, and U.S. gross domestic product (GDP) rose 2.7%. This upward trend continued during the first quarter of 2002, with the GDP accelerating to a 5.0% rate. However, with corporate spending anemic at best, and consumer confidence waning in light of the stock market's decline and corporate accounting scandals, estimated second quarter 2002 GDP was a less-than-expected 1.1%.

HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE FLUCTUATING ECONOMY?

As the Fund's fiscal year period began, the Fed was aggressively lowering interest rates in hopes of stimulating economic growth. From June 2001 through December 2001 the Fed cut rates six times, for a total of 225 basis points (a basis point is one one-hundredth of a percent). By the end of 2001, the federal funds rate (the rate U.S. banks charge each other for overnight loans) was 1.75%--its lowest level in 40 years. With signs of economic growth emerging during the first quarter, the Fed shifted its bias from one of economic weakness to neutrality in March 2002. As the period ended, the federal funds rate remained at 1.75%, while the Fed waited for clearer signs on the direction of the economy.



--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS S&P 500 Index Fund


PLEASE PROVIDE SOME EXAMPLES OF STOCKS OR SECTORS THAT PERFORMED WELL DURING THE PERIOD.

While the overall market trend was negative, there were several pockets of opportunity for investors. In general, consumer non-cyclical stocks performed well, as they are generally less vulnerable to the market's gyrations. Even during periods of economic uncertainty consumers will purchase groceries, clothing, and home and automobile repair products. Examples of stocks that generated solid results included AutoZone Inc., a specialty retailer of automotive parts and accessories; KB Home, a builder of single family homes; Supervalu Inc., a supermarket retailer and food distributor; Dillard's Inc., a retail department store chain; and Cooper Industries, an electrical equipment company.

WHAT AREAS OF THE MARKET GENERATED POOR RESULTS?

Technology and telecommunications stocks were extremely weak during the period. Capital spending declined sharply as corporations held off making substantial new purchases absent any clear signs that sustainable economic growth would resume. This led to poor earnings growth in these sectors and uncertainty surrounding a turnaround in profits. Stocks in the Index that were adversely affected included CIENA Corp., a global communications service provider; JDS Uniphase Corp., a provider of advanced fiber optic components and modules; Comverse Technology, Inc., a designer,

--------------------------------------------------------------------------------
INVESTING FOR THE LONG TERM

If the stock  market's  recent  volatility  has made you uneasy,  consider this:
Stocks can and will lose value in the short term. But, over time, investment in common stock has typically outperformed most other investments. One of the most efficient ways to share in this performance is to invest in a fund that represents the Standard & Poor's 500 Composite Index. As a group, the S&P 500 Index includes about three-quarters of the entire U.S. equity market capitalization and is therefore considered largely representative of the U.S. equity market.

An investment in an S&P 500 Index Fund gives you the opportunity to participate in a time-honored part of the U. S. economy, with advantages beyond those found in other investment vehicles. Indexing is a compelling investment strategy because the makeup of the S&P 500 Index changes slowly over time. S&P 500 index mutual funds are passively managed, with changes made to the portfolio usually only when the index itself changes. As a result, indexing is typically more tax efficient, with fewer fees than actively managed funds. Past performance does not guarantee future results. But over the long term, an investment in stocks has historically helped investors accumulate real wealth and outdistance inflation. Indexing remains one of the best ways to achieve these results.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS S&P 500 Index Fund


developer  and   manufacturer  of   telecommunications   systems;   and  Vitesse
Semiconductor,  a supplier of high-performance integrated circuits.

Fallout from the Enron debacle led to poor performance throughout much of the energy sector. Stocks that fell sharply included Calpine Corp., a firm engaged in the acquisition, ownership and operation of power generation facilities and the sale of electricity; Dynegy, Inc., a provider of energy products and services in North America, the United Kingdom and in continental Europe; and AES Corp., a global power company engaged in developing, owning and operating power generating facilities.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND STOCK MARKET?

Based on our analysis, we believe that the U.S. equity market is significantly oversold or undervalued, and presents investors with a buying opportunity. Using history as a guide, we believe the markets will likely anticipate an economic recovery and respond in a positive fashion. We feel that this positive response will be bolstered as the economy's rebound continues. Over the longer term, it's likely that equities will remain a solid performing asset class compared to cash and bonds from a return perspective.










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4                                                    UBS Global Asset Management

UBS S&P 500 Index Fund

Performance at a Glance

Comparison of the change of a $10,000 investment in UBS S&P 500 Index Fund (Class Y) and the S&P 500 Index, for the period from commencement on December 31, 1997 through May 31, 2002.

            [Data below represents line chart in the printed piece]

        UBS S&P 500
        Index Fund
         (Class Y)   S&P 500 Index
       ------------  -------------
Dec-97     10000        10000
Jan-98     10112        10110.6
Feb-98     10832        10839.8
Mar-98     11384        11394.9
Apr-98     11496        11509.5
May-98     11296        11311.7
Jun-98     11760        11771.1
Jul-98     11640        11645.8
Aug-98     9952         9962.04
Sep-98     10584        10600.2
Oct-98     11352        11462.4
Nov-98     12096        12157.1
Dec-98     12793.1      12857.6
Jan-99     13320.7      13395.3
Feb-99     12906.7      12979
Mar-99     13418.1      13498.3
Apr-99     13929.5      14021
May-99     13588.6      13689.9
Jun-99     14343.5      14449.7
Jul-99     13897        13998.6
Aug-99     13824        13929.4
Sep-99     13434.3      13547.6
Oct-99     14278.5      14404.9
Nov-99     14570.8      14697.7
Dec-99     15399        15563.5
Jan-00     14617.2      14781.5
Feb-00     14339.9      14501.7
Mar-00     15726.8      15920.4
Apr-00     15247.6      15441.5
May-00     14928.2      15124.8
Jun-00     15289.7      15497.6
Jul-00     15037.5      15255.4
Aug-00     15970.5      16202.9
Sep-00     15121.6      15347.4
Oct-00     15054.3      15282.6
Nov-00     13860.7      14077.8
Dec-00     13921.3      14146.7
Jan-01     14411.2      14648.6
Feb-01     13101.9      13313
Mar-01     12264.7      12469.6
Apr-01     13217.7      13438.6
May-01     13306.8      13528.8
Jun-01     12977.2      13199.5
Jul-01     12852.5      13069.5
Aug-01     12042        12251.4
Sep-01     11071.1      11262
Oct-01     11276        11476.8
Nov-01     12131.1      12357.1
Dec-01     12232.1      12465.4
Jan-02     12057.4      12283.5
Feb-02     11809        12046.6
Mar-02     12250.5      12499.6
Apr-02     11505.5      11741.8
May-02     11413.6      11655.3

The graph depicts the performance of UBS S&P 500 Index Fund (Class Y) versus the S&P 500 Index. It is important to note UBS S&P 500 Index Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance. The performance of the Fund's other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes. Performance results for the Fund assume reinvestment of all dividends and capital gains; however, the results do not reflect the federal, state or local taxes to which an investor may have been subject. As noted below, Class Y shares are offered to a limited group of eligible investors.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 5/31/02

                                                 6 MONTHS   1 YEAR  INCEPTION(o)
--------------------------------------------------------------------------------
Before Deducting        Class A*                   -5.97%   -14.37%      2.73%
.................................................................................
Maximum Sales Charge    Class C+                   -6.41    -15.04       2.00
.................................................................................
                        Class Y++                  -5.91    -14.23       3.04
.................................................................................
After Deducting         Class A*                   -8.34    -16.50       2.02
.................................................................................
Maximum Sales Charge    Class C+                   -8.29    -16.73       1.72
.................................................................................
Lipper S&P 500 Index Objective Funds Median        -5.95    -14.33       3.14
.................................................................................
S&P 500 Index                                      -5.68    -13.85       3.53
--------------------------------------------------------------------------------

Lipper peer group data calculated by Lipper, Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group. Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

(o) Inception: since commencement of issuance on October 2, 1998 for Class A shares, October 7, 1998 for Class C shares and December 31, 1997 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class (Class Y).

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

+ Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.







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UBS Global Asset Management                                                    5

UBS S&P 500 Index Fund

Portfolio Review

PORTFOLIO STATISTICS

Characteristics*                 5/31/02                               5/31/01
--------------------------------------------------------------------------------
Net Assets ($mm)                  $104.4                                 $84.7
.................................................................................
Number of Securities                 465                                   466
.................................................................................
Stocks                              99.8%                                 99.9%
.................................................................................
Cash Equivalents and Other Assets
  in Excess of Liabilities           0.2%                                  0.1%
--------------------------------------------------------------------------------

Top Ten Holdings*                5/31/02                               5/31/01
--------------------------------------------------------------------------------
General Electric                     3.2%   General Electric               4.3%
.................................................................................
Microsoft                            2.8    Microsoft                      3.3
.................................................................................
ExxonMobil                           2.8    ExxonMobil                     2.7
.................................................................................
Wal-Mart Stores                      2.5    Pfizer                         2.4
.................................................................................
Citigroup                            2.3    Citigroup                      2.3
.................................................................................
Pfizer                               2.2    Wal-Mart Stores                2.0
.................................................................................
Johnson & Johnson                    1.9    AOL Time Warner                2.0
.................................................................................
Intel                                1.9    IBM                            1.7
.................................................................................
American International Group         1.8    American International Group   1.7
.................................................................................
IBM                                  1.4    Intel                          1.6
.................................................................................
Total                               22.8%   Total                         24.0%
--------------------------------------------------------------------------------

Top Five Sectors*                5/31/02                               5/31/01
--------------------------------------------------------------------------------
Financials                          19.3%   Financials                    22.3%
.................................................................................
Information Technology              14.7    Information Technology        16.9
.................................................................................
Health Care                         14.0    Consumer Cyclicals            14.4
.................................................................................
Consumer Discretionary              13.7    Health Care                   13.0
.................................................................................
Industrials                         10.8    Utilities                      8.2
.................................................................................
Total                               72.5%   Total                         74.8%
--------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.









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6                                                    UBS Global Asset Management

UBS S&P 500 Index Fund



Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds1, please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ BRIAN M. STORMS
-------------------
BRIAN M. STORMS

PRESIDENT
UBS S&P 500 Index Fund
PRESIDENT AND CHIEF
EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.



/s/ T. KIRKHAM BARNEBY
----------------------
T. KIRKHAM BARNEBY
PORTFOLIO MANAGER
UBS S&P 500 Index Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.



/s/ FRANK A. VALLARIO
---------------------
FRANK A. VALLARIO
PORTFOLIO MANAGER
UBS S&P 500 Index Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

(1) Mutual funds are sold by prospectus only. The prospectus for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS S&P 500 Index Fund

Performance Results (unaudited)


                             Net Asset Value               Total Return(1)
                     -------------------------------   ---------------------
                                                       12 Months   6 Months
                                                         Ended       Ended
                    05/31/02    11/30/01   05/31/01     05/31/02    05/31/02
--------------------------------------------------------------------------------
Class A Shares       $12.37      $13.57     $14.90      (14.37)%     (5.97)%
.................................................................................
Class C Shares        12.21       13.38      14.74      (15.04)      (6.41)
--------------------------------------------------------------------------------

Performance Summary Class A Shares

                      Net Asset Value
                    -------------------- Capital Gains Dividends       Total
Period Covered      Beginning    Ending   Distributed    Paid(2)      Return(1)
--------------------------------------------------------------------------------
10/02/98 - 12/31/98  $12.83      $15.75      --          $0.2186     24.56%
.................................................................................
1999                  15.75       18.30      $0.0944      0.4977     20.10
.................................................................................
2000                  18.30       15.61       0.8448      0.0772     (9.74)
.................................................................................
2001                  15.61       13.26       0.3331      0.0803    (12.38)
.................................................................................
01/01/02 - 05/31/02   13.26       12.37      --               --     (6.71)
--------------------------------------------------------------------------------
                                     Total:  $1.2723     $0.8738
.................................................................................
                          Cumulative Total Return as of 05/31/02:    10.37%
--------------------------------------------------------------------------------

Performance Summary Class C Shares

                      Net Asset Value
                    -------------------- Capital Gains  Dividends    Total
Period Covered      Beginning    Ending   Distributed    Paid(2)    Return(1)
--------------------------------------------------------------------------------
10/07/98 - 12/31/98  $12.80      $15.73      --          $0.2031     24.57%
.................................................................................
1999                  15.73       18.23      $0.0944      0.4125     19.24
.................................................................................
2000                  18.23       15.49       0.8448     --         (10.47)
.................................................................................
2001                  15.49       13.14       0.3331     --         (13.00)
.................................................................................
01/01/02 - 05/31/02   13.14       12.21      --          --          (7.08)
.................................................................................
                                     Total:  $1.2723     $0.6156
.................................................................................
                          Cumulative Total Return as of 05/31/02:     7.51%
--------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

 + Commencement of issuance dates for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively.

 * Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum sales charge for Class C shares is 2.0%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended May 31, 2002 and since inception, December 31, 1997 through May 31, 2002, Class Y shares have a total return of (14.23)% and 14.14%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS S&P 500 Index Fund

Portfolio of Investments-- May 31, 2002

COMMON STOCKS - 99.77%
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
AEROSPACE & DEFENSE - 1.91%

Boeing Co.                      8,900     $  379,585
.....................................................
General Dynamics Corp.          2,100        211,260
.....................................................
Goodrich Corp.                  1,200         40,092
.....................................................
Honeywell International, Inc.   8,700        341,040
.....................................................
Lockheed Martin Corp.           4,700        291,635
.....................................................
Northrop Grumman Corp.          1,200        145,572
.....................................................
Raytheon Co.                    4,200        185,640
.....................................................
Rockwell Collins                2,000         52,000
.....................................................
United Technologies Corp.       5,000        344,350
.....................................................
                                           1,991,174
----------------------------------------------------
AIR FREIGHT & COURIERS - 0.16%

FedEx Corp.*                    3,200        172,640
----------------------------------------------------
AIRLINES - 0.20%

AMR Corp.*                      1,700         35,615
.....................................................
Delta Air Lines, Inc.            ,400         36,750
.....................................................
Southwest Airlines Co.          8,000        136,240
.....................................................
                                             208,605
----------------------------------------------------
AUTO COMPONENTS - 0.35%

Dana Corp.                      1,700         36,244
.....................................................
Delphi Automotive
  Systems Corp.                 6,200         97,650
.....................................................
Goodyear Tire &
  Rubber Co.                    1,900         41,648
.....................................................
Johnson Controls, Inc.          1,000         88,060
.....................................................
TRW, Inc.                       1,400         76,860
.....................................................
Visteon Corp.                   1,600         25,200
.....................................................
                                             365,662
----------------------------------------------------
AUTOMOBILES - 0.68%

Ford Motor Co.                 19,400        342,410
.....................................................
General Motors Corp.            5,900        366,685
.....................................................
                                             709,095
----------------------------------------------------
BANKS - 7.11%

AmSouth Bancorp.                4,000         88,800
.....................................................
Bank America Corp.             16,600      1,258,446
.....................................................
Bank of New York Co., Inc.      7,800        283,140
.....................................................
Bank One Corp.                 12,400        503,812
.....................................................
BB&T Corp.                      4,900        184,142
.....................................................
Charter One Financial, Inc.     2,400         86,880
.....................................................
Comerica, Inc.                  1,900        121,790
.....................................................
Fifth Third Bancorp             6,100        397,537
.....................................................

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
BANKS - (CONCLUDED)

First Tennessee
  National Corp.                1,400         54,530
.....................................................
FleetBoston
  Financial Corp.              11,100        391,164
.....................................................
Golden West
  Financial Corp.               1,700        118,932
.....................................................
Huntington
  Bancshares, Inc.              2,900         57,913
.....................................................
KeyCorp                         4,600        125,580
.....................................................
Marshall & Ilsley Corp.         1,200         74,508
.....................................................
Mellon Financial Corp.          4,700        174,370
.....................................................
National City Corp.             6,500        216,320
.....................................................
Northern Trust Corp.            2,400        124,368
.....................................................
PNC Bank Corp.                  3,100        174,375
.....................................................
Regions Financial Corp.         2,500         90,125
.....................................................
SouthTrust Corp.                3,800         98,686
.....................................................
SunTrust Banks, Inc.            3,100        211,730
.....................................................
Synovus Financial Corp.         3,200         85,280
.....................................................
Union Planters Corp.            1,500         75,255
.....................................................
U.S. Bancorp                   20,200        477,730
.....................................................
Wachovia Corp.                 14,400        552,528
.....................................................
Washington Mutual, Inc.        10,200        396,474
.....................................................
Wells Fargo & Co.              17,900        937,960
.....................................................
Zions Bancorp                  1,000          55,070
.....................................................
                                           7,417,445
----------------------------------------------------
BEVERAGES - 3.04%

Anheuser-Busch Cos., Inc.       9,400        485,134
.....................................................
Brown-Forman Corp.,
  Class B                         800         62,968
.....................................................
Coca-Cola Co.                  26,300      1,461,228
.....................................................
Coca-Cola Enterprises, Inc.     4,800        104,400
.....................................................
Pepsi Bottling Group, Inc.      3,100        102,362
.....................................................
PepsiCo, Inc.                  18,500        961,630
.....................................................
                                           3,177,722
----------------------------------------------------
BIOTECHNOLOGY - 0.95%

Amgen, Inc.*                   11,100        528,693
.....................................................
Biogen, Inc.*                   1,600         79,808
.....................................................
Chiron Corp.*                   2,100         76,020
.....................................................
Genzyme Corp.*                  2,300         73,669
.....................................................
Immunex Corp.*                  5,800        146,392
.....................................................
Medimmune, Inc.*                2,700         87,804
.....................................................
                                             992,386
----------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
BUILDING PRODUCTS - 0.18%

American Standard
  Cos., Inc.*                     800     $   60,400
.....................................................
Masco Corp.                     4,900        130,634
.....................................................
                                             191,034
----------------------------------------------------
CHEMICALS - 1.43%

Air Products &
  Chemicals, Inc.               2,500        125,375
.....................................................
Dow Chemical Co.                9,700        323,398
.....................................................
DuPont (E.I.) de
  Nemours & Co.                10,900        501,400
.....................................................
Eastman Chemical Co.            1,000         46,250
.....................................................
Ecolab, Inc.                    1,400         66,752
.....................................................
Engelhard Corp.                 1,500         46,680
.....................................................
International Flavors &
  Fragrances, Inc.              1,100         37,466
.....................................................
PPG Industries, Inc.            1,900        108,642
.....................................................
Praxair, Inc.                   1,800        100,800
.....................................................
Rohm & Haas Co.                 2,400         90,432
.....................................................
Sigma-Aldrich Corp.               900         42,939
.....................................................
                                           1,490,134
----------------------------------------------------

COMMERCIAL SERVICES &
   SUPPLIES - 2.08%

Allied Waste
  Industries, Inc.*             2,200         24,640
.....................................................
Apollo Group, Inc.,
  Class A*                      1,900         65,512
.....................................................
Automatic Data
  Processing, Inc.              6,600        342,672
.....................................................
Avery Dennison Corp.            1,200         78,444
.....................................................
Cendant Corp.*                 10,500        191,940
.....................................................
Cintas Corp.                    1,800         93,978
.....................................................
Concord EFS, Inc.*              5,400        168,858
.....................................................
Convergys Corp.*                1,900         49,856
.....................................................
Deluxe Corp.                      800         36,192
.....................................................
Donnelley, R. R. &
  Sons Co.                      1,400         40,362
.....................................................
Equifax, Inc.                   1,600         44,208
.....................................................
First Data Corp.                4,000        316,800
.....................................................
Fiserv, Inc.*                   2,000         85,080
.....................................................
H&R Block, Inc.                 1,900         85,310
.....................................................
Paychex, Inc.                   4,000        138,600
.....................................................
Pitney Bowes, Inc.              2,700        110,565
----------------------------------------------------

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - (CONCLUDED)

Robert Half
  International, Inc.*          2,000         49,360
.....................................................
Sabre Holdings Corp.*           1,600         63,040
.....................................................
Waste Management, Inc.          6,600        181,170
.....................................................
                                           2,166,587
----------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.30%

ADC Telecommunications,
  Inc.*                         9,000         30,150
.....................................................
Avaya, Inc.*                    4,000         27,680
.....................................................
CIENA Corp.*                    3,700         20,942
.....................................................
Cisco Systems, Inc.*           78,000      1,230,840
.....................................................
Comverse
  Technology, Inc.*             2,100         24,885
.....................................................
Corning, Inc.                  10,400         49,920
.....................................................
JDS Uniphase Corp.*            14,800         51,948
.....................................................
Lucent Technologies, Inc.      36,700        170,655
.....................................................
Motorola, Inc.                 23,700        378,963
.....................................................
Nortel Networks Corp.(1)       34,700         76,687
.....................................................
Qualcomm, Inc.*                 8,200        259,448
.....................................................
Scientific-Atlanta, Inc.        1,700         33,065
.....................................................
Tellabs, Inc.*                  4,600         44,436
.....................................................
                                           2,399,619
----------------------------------------------------
COMPUTERS & PERIPHERALS - 3.38%

Apple Computer, Inc.*           3,800         88,540
.....................................................
Dell Computer Corp.*           27,700        743,745
.....................................................
EMC Corp.                      23,700        171,825
.....................................................
Gateway, Inc.*                  3,800         20,368
.....................................................
Hewlett-Packard Co.            32,233        615,328
.....................................................
IBM Corp.                      18,300      1,472,235
.....................................................
Lexmark International
  Group, Inc.*                  1,400         87,430
.....................................................
NCR Corp.*                      1,100         40,205
.....................................................
Network Appliance, Inc.*        3,600         46,836
.....................................................
Sun Microsystems, Inc.*        34,700        239,083
.....................................................
                                           3,525,595
----------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.03%

Fluor Corp.                       900         33,840
----------------------------------------------------
CONSTRUCTION MATERIALS - 0.05%

Vulcan Materials Co.             1,100        52,613
----------------------------------------------------

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
CONTAINERS & PACKAGING - 0.15%
Ball Corp.                        700    $    29,106
.....................................................
Pactiv Corp.*                   2,000         46,340
.....................................................
Sealed Air Corp.*                 900         40,275
.....................................................
Temple-Inland, Inc.               700         38,976
.....................................................
                                             154,697
----------------------------------------------------
DIVERSIFIED FINANCIALS - 7.53%

Ambac Financial
  Group, Inc.                   1,100         74,096
.....................................................
American Express Co.           14,100        599,391
.....................................................
Bear Stearns Co., Inc.          1,100         66,055
.....................................................
Capital One
  Financial Corp.               2,300        143,612
.....................................................
Charles Schwab Corp.           14,600        176,514
.....................................................
Citigroup, Inc.                54,600      2,357,628
.....................................................
Countrywide Credit
  Industries, Inc.              1,300         64,103
.....................................................
Federal Home Loan
  Mortgage Corp.                7,400        485,070
.....................................................
Federal National
  Mortgage Association         10,600        848,106
.....................................................
Franklin Resources, Inc.        2,800        121,884
.....................................................
Household
  International, Inc.           4,900        250,635
.....................................................
J.P. Morgan Chase & Co.        21,000        754,950
.....................................................
Lehman Brothers
  Holdings, Inc.                2,600        158,600
.....................................................
MBNA Corp.                      9,000        325,890
.....................................................
Merrill Lynch & Co., Inc.       9,000        366,390
.....................................................
Moody's Corp.                   1,700         81,872
.....................................................
Morgan Stanley
  Dean Witter & Co.            11,700        531,882
.....................................................
Providian Corp.                 3,300         26,895
.....................................................
SLM Corp.                       1,700        164,016
.....................................................
State Street Corp.              3,500        162,610
.....................................................
Stilwell Financial, Inc.        2,400         51,840
.....................................................
T. Rowe Price Group             1,300         46,943
.....................................................
                                           7,858,982
----------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.90%

ALLTEL Corp.                    3,300        169,917
.....................................................
AT&T Corp.                     37,600        450,072
.....................................................
BellSouth Corp.                19,900        662,272
.....................................................
CenturyTel, Inc.                1,500         46,500
.....................................................
Citizens Communications
  Co.*                          3,300         31,020
.....................................................
Qwest Communications
  International, Inc.          18,000         92,880
.....................................................
SBC Communications,
  Inc.                         35,600      1,220,724
.....................................................
Sprint Corp.                    9,500        156,275
.....................................................

Verizon Communications         28,800      1,238,400
.....................................................
                                           4,068,060
----------------------------------------------------
ELECTRIC UTILITIES - 2.15%

Allegheny Energy, Inc.          1,500         53,895
.....................................................
Ameren Corp.                    1,600         69,952
.....................................................
American Electric
  Power Co., Inc.               3,500        149,555
.....................................................
Cinergy Corp.                   2,000         72,900
.....................................................
Consolidated Edison, Inc.       2,300        100,671
.....................................................
Constellation Energy
  Group, Inc.                   1,900         57,513
.....................................................
Dominion Resources, Inc.        2,900        187,862
.....................................................
DTE Energy Co.                  1,800         84,240
.....................................................
Edison International, Inc.      3,600         67,176
.....................................................
Entergy Corp.                   2,400        105,552
.....................................................
Exelon Corp.                    3,500        187,215
.....................................................
FirstEnergy Corp.               3,300        113,883
.....................................................
FPL Group, Inc.                 1,900        119,681
.....................................................
PG&E Corp.                      4,200         90,300
.....................................................
PPL Corp.                       1,700         60,163
.....................................................
Progress Energy, Inc. (2)       3,200        124,440
.....................................................
Public Service Enterprise
  Group, Inc.                   2,300        104,144
.....................................................
Reliant Energy, Inc.            3,400         57,834
.....................................................
Southern Co.                    7,400        199,800
.....................................................
TXU Corp.                       2,900        148,857
.....................................................
Xcel Energy, Inc.               4,200         90,258
.....................................................
                                           2,245,891
----------------------------------------------------
ELECTRICAL EQUIPMENT - 0.45%

American Power
  Conversion Corp.*             2,300         32,108
.....................................................
Cooper Industries, Inc.*        1,100         47,707
.....................................................

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
ELECTRICAL EQUIPMENT - (CONCLUDED)

Emerson Electric Co.            4,500     $  260,325
.....................................................
Molex, Inc.                     2,100         79,275
.....................................................
Rockwell Automation, Inc.       2,200         48,268
.....................................................
                                             467,683
----------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.44%

Agilent Technologies, Inc.*     5,000        131,850
.....................................................
Jabil Circuit, Inc.*            2,100         48,216
.....................................................
Millipore Corp.                   600         23,748
.....................................................
Sanmina - SCI Corp.*            5,700         65,550
.....................................................
Solectron Corp.*                8,900         71,912
.....................................................
Symbol Technologies, Inc.       2,600         22,282
.....................................................
Tektronix, Inc.*                1,100         22,308
.....................................................
Thermo Electron Corp.           2,000         36,720
.....................................................
Waters Corp.*                   1,500         39,990
.....................................................
                                             462,576
----------------------------------------------------
ENERGY EQUIPMENT &
   SERVICES - 0.84%

Baker Hughes, Inc.              3,500        128,275
.....................................................
BJ Services Co.                 1,700         63,784
.....................................................
Halliburton Co.                 4,700         87,185
.....................................................
Nabors Industries, Inc.*        1,500         65,850
.....................................................
Noble Corp.*                    1,400         59,948
.....................................................
Rowan Cos., Inc.                1,100         28,270
.....................................................
Schlumberger Ltd.               6,100        315,004
.....................................................
Transocean Sedco
  Forex, Inc.                   3,400        129,778
.....................................................
                                             878,094
----------------------------------------------------
FOOD & DRUG RETAILING - 1.33%

Albertson's, Inc.               4,300        151,231
.....................................................
CVS Corp.                       4,200        134,526
.....................................................
Kroger Co.*                     8,500        189,975
.....................................................
Safeway, Inc.*                  5,300        215,445
.....................................................
Supervalu Inc.                  1,500         45,270
.....................................................
Sysco Corp.                     7,100        197,735
.....................................................
Walgreen Co.                   10,900        417,034
.....................................................
Winn Dixie Stores, Inc.         1,700         32,997
.....................................................
                                           1,384,213
----------------------------------------------------

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
FOOD PRODUCTS - 1.60%

Archer-Daniels-
  Midland Co.                   7,100        103,305
.....................................................
Campbell Soup Co.               4,400        124,300
.....................................................
ConAgra Foods, Inc.             5,800        142,738
.....................................................
General Mills, Inc.             3,900        177,450
.....................................................
Heinz, H.J. Co.                 3,800        154,394
.....................................................
Hershey Foods Corp.             1,500        100,095
.....................................................
Kellogg Co.                     4,300        157,810
.....................................................
Sara Lee Corp.                  8,400        177,072
.....................................................
Unilever N.V.                   6,100        399,672
.....................................................
Wrigley, Wm. Jr. Co.            2,400        137,544
.....................................................
                                           1,674,380
----------------------------------------------------
GAS UTILITIES - 0.37%

El Paso Corp.                   5,500        141,075
.....................................................
KeySpan Corp.                   1,700         64,362
.....................................................
Kinder Morgan, Inc.             1,400         60,550
.....................................................
NiSource, Inc.                  2,400         58,152
.....................................................
Sempra Energy                   2,400         60,024
.....................................................
                                             384,163
----------------------------------------------------

HEALTH CARE EQUIPMENT
   & SUPPLIES - 1.64%

Applera Corp. - Applied
  Biosystems Group              2,300         41,860
.....................................................
Baxter International, Inc.      6,300        338,310
.....................................................
Becton, Dickinson and Co.       2,800        105,280
.....................................................
Biomet, Inc.                    2,900         81,867
.....................................................
Boston Scientific Corp.*        4,300        119,755
.....................................................
C.R. Bard, Inc.                   600         33,060
.....................................................
Guidant Corp.*                  3,300        132,000
.....................................................
Medtronic, Inc.                12,900        595,335
.....................................................
St. Jude Medical, Inc.*           900         75,960
.....................................................
Stryker Corp.                   2,100        114,576
.....................................................
Zimmer Holdings, Inc.*          2,100         73,458
.....................................................
                                           1,711,461
----------------------------------------------------
HEALTH CARE PROVIDERS
   & SERVICES - 1.87%

Aetna, Inc.                     1,600         76,560
.....................................................
AmerisourceBergen Corp.         1,100         84,799
.....................................................
Cardinal Health, Inc.           4,800        319,008
.....................................................
CIGNA Corp.                     1,500        159,075
----------------------------------------------------

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
HEALTH CARE PROVIDERS
   & SERVICES - (CONCLUDED)

HCA Inc.                        5,500     $  270,215
.....................................................
Health Management
  Associates, Inc., Class A*    2,600         53,534
.....................................................
HEALTHSOUTH Corp.*              4,300         60,845
.....................................................
Humana, Inc.*                   1,900         28,918
.....................................................
IMS Health, Inc.                3,200         67,360
.....................................................
Manor Care, Inc.*               1,200         31,080
.....................................................
McKesson Corp.                  3,100        116,250
.....................................................
Quintiles Transnational
  Corp.*                        1,500         21,315
.....................................................
Tenet Healthcare Corp.*         3,400        253,300
.....................................................
UnitedHealth Group, Inc.        3,300        299,640
.....................................................
Wellpoint Health
  Networks, Inc.*               1,500        111,240
.....................................................
                                           1,953,139
----------------------------------------------------
HOTELS, RESTAURANTS
   & LEISURE - 1.20%

Carnival Corp.                  6,300        191,520
.....................................................
Darden Restaurants, Inc.        1,900         47,747
.....................................................
Harrah's
  Entertainment, Inc.*          1,200         57,180
.....................................................
Hilton Hotels Corp.             4,100         58,220
.....................................................
International Game
  Technology*                   1,000         62,500
.....................................................
Marriott International, Inc.    2,600        105,144
.....................................................
McDonald's Corp.               13,600        407,184
.....................................................
Starbucks Corp.*                4,100         99,548
.....................................................
Starwood Hotels & Resorts
  Worldwide, Inc., Class B      2,200         77,858
.....................................................
Wendy's International, Inc.     1,200         45,564
.....................................................
Yum! Brands, Inc.               1,500         95,850
.....................................................
                                           1,248,315
----------------------------------------------------
HOUSEHOLD DURABLES - 0.51%

Black & Decker Corp.              900         43,011
.....................................................
Centex Corp.                      700         37,625
.....................................................
Fortune Brands, Inc.            1,700         91,205
.....................................................
KB Home                           600         30,918
.....................................................
Leggett & Platt, Inc.           2,200         57,904
.....................................................
Maytag Corp.                      900         40,311
.....................................................
Newell Rubbermaid, Inc.         2,900         99,035
.....................................................
Pulte Homes, Inc.                 700         37,961
.....................................................
Stanley Works                   1,000         42,580
.....................................................
Whirlpool Corp.                   700         49,980
.....................................................
                                             530,530
----------------------------------------------------

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
HOUSEHOLD PRODUCTS - 1.94%

Clorox Co.                      2,500        114,500
.....................................................
Colgate-Palmolive Co.           5,900        319,780
.....................................................
Kimberly-Clark Corp.            5,600        363,552
.....................................................
Procter & Gamble Co.           13,700      1,226,835
.....................................................
                                           2,024,667
----------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.17%

3M Co.                          4,200        526,806
.....................................................
General Electric Co.          105,600      3,288,384
.....................................................
Textron, Inc.                   1,600         75,072
.....................................................
Tyco International Ltd.,
  ADR                          21,300        467,535
.....................................................
                                           4,357,797
----------------------------------------------------
INSURANCE - 4.35%

ACE Ltd.                        2,800         96,908
.....................................................
AFLAC, Inc.                     5,500        176,880
.....................................................
Allstate Corp.                  7,500        288,600
.....................................................
American International
  Group, Inc.                  27,700      1,855,069
.....................................................
AON Corp.                       2,900         96,947
.....................................................
Chubb Corp.                     1,800        135,288
.....................................................
Cincinnati Financial Corp.      1,700         77,146
.....................................................
Hartford Financial Services
  Group, Inc.                   2,600        171,600
.....................................................
Jefferson-Pilot Corp.           1,600         76,176
.....................................................
John Hancock Financial
  Services, Inc.                3,200        117,408
.....................................................
Lincoln National Corp.          2,000         89,640
.....................................................
Loews Corp.                     2,100        119,910
.....................................................
Marsh & McLennan
  Cos., Inc.                    2,900        292,610
.....................................................
MBIA, Inc.                      1,600         89,776
.....................................................
Metlife, Inc.(1)                7,600        252,548
.....................................................
MGIC Investment Corp.           1,100         80,058
.....................................................
Progressive Corp.               2,300        136,183
.....................................................
SAFECO Corp.                    1,500         47,985
.....................................................
St. Paul Cos., Inc.             2,200         93,742
.....................................................

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
INSURANCE - (CONCLUDED)

Torchmark Corp.                 1,300     $   52,468
.....................................................
UnumProvident Corp.             2,600         65,780
.....................................................
XL Capital Ltd.                 1,400        123,928
.....................................................
                                           4,536,650
----------------------------------------------------
INTERNET SOFTWARE &
   SERVICES - 0.09%

Yahoo!, Inc.*                   6,200         99,324
.....................................................
IT CONSULTING & SERVICES - 0.38%

Computer Sciences Corp.*        1,800         85,266
.....................................................
Electronic Data Systems
  Corp.                         5,100        269,382
.....................................................
Unisys Corp.*                   3,600         41,184
.....................................................
                                             395,832
----------------------------------------------------
LEISURE EQUIPMENT &
   PRODUCTS - 0.42%

Brunswick Corp.                 1,100         29,260
.....................................................
Eastman Kodak Co.               3,200        106,464
.....................................................
Harley-Davidson, Inc.           3,200        168,256
.....................................................
Hasbro, Inc.                    2,000         30,600
.....................................................
Mattel, Inc.                    4,700         99,828
.....................................................
                                             434,408
----------------------------------------------------
MACHINERY - 1.09%

Caterpillar, Inc.               3,700        193,399
.....................................................
Danaher Corp.                   1,600        111,392
.....................................................
Deere & Co.                     2,600        122,200
.....................................................
Dover Corp.                     2,200         78,298
.....................................................
Eaton Corp.                       800         64,656
.....................................................
Illinois Tool Works, Inc.       3,300        234,399
.....................................................
IngersollRand Co. Ltd.          1,800         90,630
.....................................................
ITT Industries, Inc.            1,000         67,000
.....................................................
Navistar International Corp.      700         24,857
.....................................................
PACCAR, Inc.                    1,250         55,300
.....................................................
Pall Corp.                      1,500         34,140
.....................................................
Parker-Hannifin Corp.           1,300         63,700
.....................................................
                                           1,139,971
----------------------------------------------------
MEDIA - 3.88%

AOL Time Warner, Inc.*         47,100        880,770
.....................................................
Clear Channel
  Communications*               6,400        340,672
.....................................................
Comcast Corp., Class A*        10,100        284,416
.....................................................
Disney, Walt Co.               21,800        499,438
.....................................................
Dow Jones & Co., Inc.           1,000         55,050
.....................................................
Gannett Co., Inc.               2,800        212,240
.....................................................
Interpublic Group
  Cos., Inc.                    4,000        132,000
.....................................................

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
MEDIA - (concluded)

.....................................................
Knight-Ridder, Inc.             1,000         65,830
.....................................................
McGraw-Hill Cos., Inc.          2,100        132,573
.....................................................
New York Times Co.              1,700         85,459
.....................................................
Omnicom Group, Inc.             2,000        172,740
.....................................................
TMP Worldwide, Inc.*            1,200         32,412
.....................................................
Tribune Co.                     3,200        136,032
.....................................................
Univision
  Communications, Inc.,
  Class A*                      2,500        100,000
.....................................................
Viacom, Inc., Class B*         18,900        925,344
.....................................................
                                           4,054,976
----------------------------------------------------
METALS & MINING - 0.90%

Alcan Inc.                      3,500        133,350
.....................................................
Alcoa, Inc.                     9,100        318,318
.....................................................
Barrick Gold Corp.(1)           5,800        126,440
.....................................................
Freeport-McMoran Copper
  & Gold, Inc., Class B*        1,600         31,600
.....................................................
Inco Ltd.*                      2,200         49,852
.....................................................
Newmont Mining Corp.
  (Holding Co.)                 4,200        131,082
.....................................................
Nucor Corp.                       900         60,003
.....................................................
Phelps Dodge Corp.                900         35,109
.....................................................
Placer Dome, Inc.               3,700         50,320
.....................................................
                                             936,074
----------------------------------------------------
MULTI-LINE RETAIL - 3.91%

Costco Wholesale Corp.*         4,800        188,496
.....................................................
Dillard's, Inc., Class A        1,000         30,030
.....................................................
Dollar General Corp.            3,600         61,884
.....................................................
Family Dollar Stores, Inc.      1,900         68,400
.....................................................
Federated Department
  Stores, Inc.*                 2,100         86,961
.....................................................
J.C. Penney Company, Inc.       2,900         70,934
.....................................................
Kohl's Corp.*                   3,600        270,000
.....................................................
May Department
  Stores Co.                    3,200        112,576
.....................................................
Nordstrom, Inc.                 1,500         36,930
.....................................................
Sears, Roebuck & Co.            3,400        200,770
.....................................................

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
MULTI-LINE RETAIL - (CONCLUDED)

Target Corp.                    9,600     $  397,920
.....................................................
Wal-Mart Stores, Inc.          47,300      2,558,930
.....................................................
                                           4,083,831
----------------------------------------------------
MULTI-UTILITIES - 0.49%

AES Corp.*                      6,000         39,300
.....................................................
Calpine Corp.*                  4,100         39,524
.....................................................
Duke Energy Corp.               8,800        281,688
.....................................................
Dynegy, Inc., Class A           3,900         34,671
.....................................................
Mirant Corp.*                   4,400         41,800
.....................................................
Williams Cos., Inc.             5,600         79,520
.....................................................
                                             516,503
----------------------------------------------------
OFFICE ELECTRONICS - 0.07%

Xerox Corp. (1)                 7,900         70,863
.....................................................
OIL & GAS - 6.25%

Amerada Hess Corp.              1,000         82,250
.....................................................
Anadarko Petroleum Corp.        2,700        137,025
.....................................................
Apache Corp.                    1,500         83,520
.....................................................
Ashland, Inc.                     900         34,191
.....................................................
Burlington Resources, Inc.      2,200         89,320
.....................................................
ChevronTexaco Corp.(1)         11,300        985,925
.....................................................
Conoco, Inc.                    6,700        180,096
.....................................................
Devon Energy Corp.              1,700         88,825
.....................................................
EOG Resources, Inc.             1,300         53,300
.....................................................
ExxonMobil Corp.               72,500      2,894,925
.....................................................
Kerr-McGee Corp.                1,100         63,899
.....................................................
Marathon Oil Corp.              3,500         95,970
.....................................................
Occidental Petroleum
  Corp.                         4,100        122,426
.....................................................
Phillips Petroleum Co.          4,100        235,955
.....................................................
Royal Dutch Petroleum
  Co., ADR                     22,500      1,237,500
.....................................................
Sunoco, Inc.                    1,000         35,560
.....................................................
Unocal Corp.                    2,700         99,414
.....................................................
                                           6,520,101
----------------------------------------------------
PAPER & FOREST PRODUCTS - 0.51%

Georgia-Pacific Corp.           2,600         69,394
.....................................................
International Paper Co.         5,300        228,430
.....................................................
MeadWestvaco Corp.              2,300         72,588
.....................................................
Weyerhaeuser Co.                2,400        157,200
.....................................................
                                             527,612
----------------------------------------------------
PERSONAL PRODUCTS - 0.54%

AlbertoCulver Co., Class B        700         37,079
.....................................................
Avon Products, Inc.             2,500        132,375
.....................................................
Gillette Co.                   11,200        398,384
.....................................................
                                             567,838
----------------------------------------------------

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
PHARMACEUTICALS - 9.58%

Abbott Laboratories            16,500        783,750
.....................................................
Allergan, Inc.                  1,400         88,340
.....................................................
Bristol-Myers Squibb Co.       20,600        641,072
.....................................................
Forest Laboratories, Inc.*      1,900        140,277
.....................................................
Johnson & Johnson              32,500      1,993,875
.....................................................
King Pharmaceuticals,
  Inc.*                         2,600         70,330
.....................................................
Lily (Eli) & Co.               11,900        769,930
.....................................................
Merck & Co., Inc.              24,200      1,381,820
.....................................................
Pfizer, Inc.                   66,800      2,311,280
.....................................................
Pharmacia Corp.                13,800        596,022
.....................................................
Schering-Plough Corp.          15,600        412,620
.....................................................
Watson Pharmaceuticals,
  Inc.*                         1,200         31,200
.....................................................
Wyeth                          14,000        777,000
.....................................................
                                           9,997,516
----------------------------------------------------
REAL ESTATE - 0.29%

Equity Office
  Properties Trust              4,700        141,658
.....................................................
Equity Residential
  Properties Trust              3,100         89,714
.....................................................
Plum Creek
  Timber Co., Inc.              2,300         69,851
.....................................................
                                             301,223
----------------------------------------------------
ROAD & RAIL - 0.42%

Burlington Northern
  Santa Fe Corp.                4,100        116,030
.....................................................
CSX Corp.                       2,300         79,120
.....................................................
Norfolk Southern Corp.          4,200         88,914
.....................................................
Union Pacific Corp.             2,600        159,224
.....................................................
                                             443,288
----------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 4.05%

Advanced Micro
  Devices, Inc.*    3,800      43,434
.....................................................
Altera Corp.*       4,200      75,726
.....................................................


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS S&P 500 Index Fund

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - (CONCLUDED)

Analog Devices, Inc.*           3,900     $  142,818
.....................................................
Applied Materials, Inc.*       17,500        388,150
.....................................................
Applied Micro
  Circuits Corp.*               3,500         21,525
.....................................................
Broadcom Corp., Class A*        2,800         63,140
.....................................................
Conexant Systems, Inc.*         2,900         20,735
.....................................................
Intel Corp.                    71,400      1,972,068
.....................................................
KLA-Tencor Corp.*               2,000        104,260
.....................................................
Linear Technology Corp.         3,400        126,650
.....................................................
LSI Logic Corp.*                4,100         46,740
.....................................................
Maxim Integrated
  Productions, Inc.*            3,500        161,000
.....................................................
Micron Technology, Inc.*        6,400        150,912
.....................................................
National
  Semiconductor Corp.*          2,000         61,400
.....................................................
Novellus Systems, Inc.*         1,600         67,968
.....................................................
PMC-Sierra, Inc.*               1,800         25,596
.....................................................
QLogic Corp.*                   1,000         45,720
.....................................................
Teradyne, Inc.*                 2,000         54,160
.....................................................
Texas Instruments, Inc.        18,500        530,395
.....................................................
Xilinx, Inc.*                   3,600        126,936
.....................................................
                                           4,229,333
----------------------------------------------------
SOFTWARE - 4.00%

Adobe Systems, Inc.             2,600         93,860
.....................................................
Autodesk, Inc.                  1,300         17,550
.....................................................
BMC Software, Inc.*             2,700         45,657
.....................................................
Citrix Systems, Inc.*           2,100         22,407
.....................................................
Computer Associates
  International, Inc.           6,200        107,632
.....................................................
Compuware Corp.*                4,200         30,954
.....................................................
Intuit, Inc.*                   2,300        100,579
.....................................................
Mercury Interactive Corp.*        900         30,474
.....................................................
Microsoft Corp.*               57,600      2,932,416
.....................................................
NVIDIA Corp.*                   1,600         53,536
.....................................................
Oracle Corp.*                  58,500        463,320
.....................................................
PeopleSoft, Inc.*               3,300         67,749
.....................................................
Rational Software Corp.*        2,200         25,036
.....................................................
Siebel Systems, Inc.*           5,000         91,250
.....................................................
VERITAS Software Co.*           4,300         97,481
.....................................................
                                           4,179,901
----------------------------------------------------

SECURITY DESCRIPTION           SHARES   MARKET VALUE
----------------------------------------------------
SPECIALTY RETAIL - 2.49%

AutoZone, Inc.*                 1,100         90,035
.....................................................
Bed, Bath & Beyond, Inc.*       3,100        106,330
.....................................................
Best Buy Co., Inc.*             3,400        157,080
.....................................................
Circuit City Stores, Inc.       2,300         52,693
.....................................................
Gap, Inc.                       9,200        134,044
.....................................................
Home Depot, Inc.               24,900      1,038,081
.....................................................
Limited, Inc.                   5,500        115,445
.....................................................
Lowe's Cos., Inc.               8,200        386,712
.....................................................
Office Depot, Inc.*             3,300         60,324
.....................................................
RadioShack Corp.                2,000         68,480
.....................................................
Sherwin-Williams Co            .1,700         53,720
.....................................................
Staples, Inc.*                  5,000        105,400
.....................................................
Tiffany & Co.                   1,600         60,000
.....................................................
TJX Cos., Inc.                  5,800        122,322
.....................................................
Toys "R" Us, Inc.*              2,400         43,800
.....................................................
                                           2,594,466
----------------------------------------------------
TEXTILES & APPAREL - 0.29%

Jones Apparel Group, Inc.*      1,400         55,804
.....................................................
Liz Claiborne, Inc.             1,200         36,756
.....................................................
Nike, Inc., Class B             2,900        155,875
.....................................................
V. F. Corp.                     1,300         55,250
.....................................................
                                             303,685
----------------------------------------------------
TOBACCO - 1.33%

Philip Morris Cos., Inc.       23,000      1,316,750
.....................................................
UST, Inc.                       1,900         72,827
.....................................................
                                           1,389,577
----------------------------------------------------
TRADING COMPANIES &
   DISTRIBUTORS - 0.13%

Genuine Parts Co.               2,000         73,100
.....................................................
W.W. Grainger, Inc.             1,100         57,838
.....................................................
                                             130,938
----------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.37%

AT&T Wireless
  Services, Inc.*              29,000        235,190
.....................................................
Nextel
  Communications, Inc.*         8,800         42,768
.....................................................
Sprint Corp.*                  10,600        110,664
.....................................................
                                             388,622
----------------------------------------------------
Total Common Stocks
  (cost - $120,179,543)                 $104,141,331
----------------------------------------------------

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Portfolio of Investments-- May 31, 2002 (concluded)

PRINCIPAL
 AMOUNT                 SECURITY                      MATURITY   INTEREST     MARKET
  (000)                DESCRIPTION                      DATE       RATE        VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.30%

$7,618  Repurchase Agreement dated 05/31/02
          with Societe Generale collateralized by
          $7,742,000U.S. Treasury Notes, 4.375% due
          05/15/07; (value $7,771,033); proceeds:
          $7,619,124 (cost - $7,618,000)              06/03/02    1.770%   $  7,618,000
........................................................................................
Total Investments (cost - $127,797,543) - 107.07%                           111,759,331
........................................................................................
Liabilities in excess of other assets - (7.07)%                              (7,376,069)
........................................................................................
Net Assets - 100.00%                                                       $104,383,262
---------------------------------------------------------------------------------------

*   Non-income producing security.
ADR American Depository Receipt.
(1) Security, or portion thereof, was on loan at May 31, 2002.
(2) Includes 800 Contingent Value Obligations valued at zero.

















                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS S&P 500 Index Fund

Statement of Assets and Liabilities-- May 31, 2002


ASSETS

Investments in securities, at value (cost--$127,797,543)*          $111,759,331
................................................................................
Investments of cash collateral received for securities loaned,
  at value (cost--$1,076,500)                                         1,076,500
................................................................................
Receivable for shares of beneficial interest sold                     7,436,613
................................................................................
Dividends and interest receivable                                       132,075
................................................................................
Receivable from investment advisor                                        9,580
................................................................................
Deferred organizational expenses                                         25,055
................................................................................
Other assets                                                             63,735
................................................................................
Total assets                                                        120,502,889
................................................................................
LIABILITIES
Payable for investments purchased                                    14,674,957
................................................................................
Payable for cash collateral for securities loaned                     1,076,500
................................................................................
Payable for shares of beneficial interest repurchased                   262,158
................................................................................
Payable to affiliates                                                    42,640
................................................................................
Accrued expenses and other liabilities                                   63,372
................................................................................
Total liabilities                                                    16,119,627
................................................................................
NET ASSETS
Beneficial interest-$0.001 par value (unlimited amount authorized)  126,606,810
................................................................................
Undistributed net investment income                                     255,632
................................................................................
Accumulated net realized losses from investment transactions         (6,440,968)
................................................................................
Net unrealized depreciation of investments                          (16,038,212)
................................................................................
Net assets                                                         $104,383,262
................................................................................
* Includes $984,350 of investments in securities on loan, at value.

















                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Statement of Assets and Liabilities-- May 31, 2002 (concluded)


CLASS A:
Net assets                                                           $59,484,731
.................................................................................
.................................................................................
Shares outstanding                                                     4,810,485
.................................................................................
Net asset value and redemption value per share                            $12.37
.................................................................................
Maximum offering price per share
  (net asset value plus sales charge of 2.50% of offering price)          $12.69
.................................................................................
CLASS C:
Net assets                                                           $39,381,106
.................................................................................
Shares outstanding                                                     3,225,230
.................................................................................
Net asset value and redemption value per share                            $12.21
.................................................................................
Maximum offering price per share
  (net asset value plus sales charge of 1.00% of offering price)          $12.33
.................................................................................
CLASS Y:
Net assets                                                           $ 5,517,425
.................................................................................
Shares outstanding                                                       444,440
.................................................................................
Net asset value, offering price and redemption value per share            $12.41
.................................................................................




















                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS S&P 500 Index Fund

Statement of Operations

                                                                         FOR THE
                                                                      YEAR ENDED
                                                                    MAY 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $5,320)                $ 1,125,640
.................................................................................
Interest                                                                  3,890
.................................................................................
                                                                      1,129,530
.................................................................................
EXPENSES:
Investment advisory and administration fees                             164,540
.................................................................................
Service fees--Class A                                                    87,342
.................................................................................
Service and distribution fees--Class C                                  407,290
.................................................................................
Reports and notices to shareholders                                      63,091
.................................................................................
Professional fees                                                        61,148
.................................................................................
Transfer agency and related services fees                                58,231
.................................................................................
Custody and accounting                                                   49,361
.................................................................................
Federal and state registration                                           48,441
.................................................................................
Amortization of organizational expenses                                  30,034
.................................................................................
Trustees' fees                                                            4,526
.................................................................................
Other expenses                                                            6,772
.................................................................................
                                                                        980,776
.................................................................................
Less: Fee waivers and expense reimbursements from advisor              (197,927)
.................................................................................
Net expenses                                                            782,849
.................................................................................
Net investment income                                                   346,681
.................................................................................
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment and futures transactions         (4,309,664)
.................................................................................
Net change in unrealized  appreciation/depreciation  of investments  (9,158,883)
.................................................................................
Net realized and unrealized losses from investment  activities      (13,468,547)
.................................................................................
Net decrease in net assets resulting from operations               $(13,121,866)
.................................................................................









                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Statement of Changes in Net Assets

                                                                    FOR THE YEARS ENDED
                                                                                MAY 31,
                                                           ----------------------------
                                                                2002            2001
........................................................................................
FROM OPERATIONS:
Net investment income                                      $    346,681       $ 204,874
........................................................................................
Net realized gains (losses) from investment and
  futures transactions                                       (4,309,664)      4,670,099
........................................................................................
Net change in unrealized appreciation/depreciation
  of investments                                             (9,158,883)    (15,333,203)
........................................................................................
Net decrease in net assets resulting from
  operations                                                (13,121,866)    (10,458,230)
........................................................................................
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income--Class A                                 (203,283)       (154,476)
........................................................................................
Net investment income--Class C                                       --              --
........................................................................................
Net investment income--Class Y                                  (46,044)        (56,335)
........................................................................................
Net realized gains from investment  transactions--Class  A     (843,258)     (1,690,428)
........................................................................................
Net realized gains from investment transactions--Class  C    (1,042,105)     (2,314,225)
........................................................................................
Net realized gains from investment transactions--Class Y       (159,599)       (468,427)
........................................................................................
                                                             (2,294,289)     (4,683,891)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                         60,853,709      45,421,176
........................................................................................
Cost of shares repurchased                                  (27,952,628)    (45,942,859)
........................................................................................
Proceeds from dividends reinvested                            2,155,850       4,407,164
........................................................................................
Net increase in net assets from beneficial
  interest transactions                                      35,056,931       3,885,481
........................................................................................
Net increase (decrease) in net assets                        19,640,776     (11,256,640)
........................................................................................
NET ASSETS:
Beginning of year                                            84,742,486      95,999,126
........................................................................................
End of year (including undistributed net investment
  income of $255,632 and $119,075, respectively)           $104,383,262    $ 84,742,486
---------------------------------------------------------------------------------------










                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

                 (This page has been left blank intentionally.)












--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization  with  headquarters  in Zurich,  Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

--------------------------------------------------------------------------------

UBS S&P 500 Index Fund

Notes to Financial Statements (continued)


REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements. Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS S&P 500 Index Fund
correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. There were no outstanding futures contracts at May 31, 2002.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At May 31, 2002, the Fund does not owe UBS Global AM investment advisory and administration fees.

For the year ended May 31, 2002, UBS Global AM has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.60%, 1.35% and 0.35%, respectively. For the year ended May 31, 2002, UBS Global AM waived or reimbursed $197,927 in investment advisory and administration fees and other expenses, which is subject to repayment by the Fund through May 31, 2005. At May 31, 2002, UBS Global AM owed the Fund $9,580 for fee waivers and expense reimbursements under the above agreement. The Fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At May 31, 2002, the Fund owed UBS Global AM $42,552 in service and distribution fees.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS S&P 500 Index Fund

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. UBS Global AM earned $174,091 in sales charges from the Fund for the year ended May 31, 2002.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber, Inc. ("UBS PaineWebberSM*"), an indirect wholly owned subsidiary of UBS AG, provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended May 31, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 55% of the total transfer agency and related services fees collected by PFPC from the Fund.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially.
The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended May 31, 2002, the Fund earned $1,220 for lending securities. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended May 31, 2002, UBS PaineWebber earned $419 in compensation from the Fund. At May 31, 2002, the Fund owed UBS PaineWebber $88 in compensation as securities lending agent.

At May 31, 2002, the Fund's custodian held cash and/or cash equivalents having an aggregate value of $1,076,500 as collateral for portfolio securities loaned having a market value of $984,350. The cash collateral was invested in the following money market funds:

  NUMBER OF                                                          MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
     14,551    AIM Liquid Assets Portfolio                         $   14,551
.................................................................................
  1,061,949    UBS Private Money Market Fund LLC                    1,061,949
.................................................................................
               Total investments of cash collateral received
                 for securities loaned (cost--$1,076,500)          $1,076,500
--------------------------------------------------------------------------------

-------------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended May 31, 2002, the Fund did not borrow under the Facility.

FEDERAL TAX STATUS

At May 31, 2002, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of
   value over cost)                                                $  6,884,523
.................................................................................
Gross depreciation (investments having an excess of cost
   over value)                                                      (27,683,958)
.................................................................................
Net unrealized depreciation of investments                         $(20,799,435)
--------------------------------------------------------------------------------

For the year ended May 31, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $43,209,050 and $10,244,774, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended May 31, 2002 and May 31, 2001 were as follows:

DISTRIBUTIONS PAID FROM:                               2002                2001
.................................................................................
Ordinary income                                     263,310             360,655
.................................................................................
Net long-term capital gains                       2,030,979           4,323,236
.................................................................................
Total distributions paid                          2,294,289           4,683,891
--------------------------------------------------------------------------------

At May 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income                                           255,632
.................................................................................
Accumulated capital and other losses                                 (1,679,745)
.................................................................................
Unrealized depreciation                                             (20,799,435)
.................................................................................
Total accumulated earnings (deficit)                                (22,223,548)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS S&P 500 Index Fund

The differences between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $1,679,745 arising after October 31, 2001. Such losses are treated for tax purposes as arising on June 1, 2002.

To reflect reclassifications arising from permanent "book/tax" differences for the year ending May 31, 2002, undistributed net investment income was increased by $39,203, accumulated net realized losses from investment transactions was increased by $39,362 and beneficial interest was increased by $159.

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE YEAR ENDED                   CLASS A                           CLASS C
-------------------------------------------------------     ----------------------------
MAY 31, 2002:                 SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------
Shares sold                 3,553,442    $ 45,576,343         1,094,710    $ 14,490,191
.........................................................................................
Shares repurchased         (1,098,790)    (14,641,114)         (834,021)    (10,958,981)
.........................................................................................
Dividends reinvested           71,022         932,525            78,330       1,019,850
.........................................................................................
Net increase (decrease)     2,525,674    $ 31,867,754           339,019     $ 4,551,060
----------------------------------------------------------------------------------------

FOR THE YEAR ENDED

MAY 31, 2001:                 SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------
Shares sold                 1,361,060    $ 22,052,107         1,245,434    $ 20,447,007
.........................................................................................
Shares repurchased         (1,066,055)    (17,405,525)         (911,044)    (14,480,887)
.........................................................................................
Dividends reinvested          106,448       1,687,207           139,935       2,202,584
.........................................................................................
Net increase (decrease)       401,453     $ 6,333,789           474,325     $ 8,168,704
----------------------------------------------------------------------------------------













--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Notes to Financial Statements (concluded)









               CLASS Y
      ----------------------------
        SHARES         AMOUNT
----------------------------------
          59,269    $    787,175
...................................
        (176,685)     (2,352,533)
...................................
          15,450         203,475
...................................
        (101,966)   $ (1,361,883)
----------------------------------



        SHARES          AMOUNT
----------------------------------
         173,847    $  2,922,062
...................................
        (792,306)    (14,056,447)
...................................
          32,601         517,373
...................................
        (585,858)   $(10,617,012)
----------------------------------









--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS S&P 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                       CLASS A
                                    --------------------------------------------
                                                                  FOR THE PERIOD
                                                                     OCTOBER 2,
                                      FOR THE YEARS ENDED MAY 31,      1998+
                                      ----------------------------   THROUGH
                                        2002       2001      2000  MAY 31, 1999
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $ 14.90    $ 17.74   $ 16.72   $ 12.83
.................................................................................
Net investment income (loss)             0.10*      0.10*     0.12*     0.08*
.................................................................................
Net realized and unrealized
 gains (losses) from investment
 and futures transactions               (2.22)*    (2.02)*    1.49*     4.03*
.................................................................................
Net increase (decrease) from
 investment operations                  (2.12)     (1.92)     1.61      4.11
.................................................................................
Dividends from net investment income    (0.08)     (0.08)    (0.10)    (0.12)
.................................................................................
Distributions from net realized
 gains from investment transactions     (0.33)     (0.84)    (0.49)    (0.10)
.................................................................................
Total dividends and distributions
 to shareholders                        (0.41)     (0.92)    (0.59)    (0.22)
.................................................................................
NET ASSET VALUE, END OF PERIOD        $ 12.37    $ 14.90   $ 17.74   $ 16.72
.................................................................................
TOTAL INVESTMENT RETURN1               (14.37)%   (11.12)%    9.67%    32.23%
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
.................................................................................
Net assets, end of period (000's)     $59,485    $34,036   $33,409   $18,920
.................................................................................
Expenses to average net assets,
 net of waivers and
 reimbursements from advisor             0.60%      0.60%     0.60%     0.60%**
.................................................................................
Expenses to average net assets,
 before waivers and
 reimbursements from advisor             0.82%      0.75%     0.94%     1.52%**
.................................................................................
Net investment income (loss) to
 average net assets, net
 of waivers and reimbursements
 from advisor                            0.78%      0.56%     0.69%     0.87%**
.................................................................................
Net investment income (loss)
 to average net assets,
 before waivers and
 reimbursements from advisor             0.56%      0.41%     0.35%    (0.06)%**
.................................................................................
Portfolio turnover                         12%        32%        5%       62%
--------------------------------------------------------------------------------

*    Calculated using the average monthly shares outstanding for the period.

**   Annualized.

#    Actual amount is less than $0.005 per share.

+    Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.












--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

                         CLASS C
-----------------------------------------------------------
                                          FOR THE PERIOD
     FOR THE YEARS ENDED MAY 31,         OCTOBER 7, 1998+
--------------------------------------       THROUGH
   2002          2001          2000        MAY 31, 1999
-----------------------------------------------------------
  $ 14.74       $ 17.61      $ 16.64         $ 12.80
............................................................
     0.00* #      (0.03)*      (0.01)*          0.02*
............................................................


    (2.20)*       (2.00)*       1.49*           4.02*
............................................................

    (2.20)        (2.03)        1.48            4.04
............................................................
       --            --        (0.02)          (0.10)
............................................................

    (0.33)        (0.84)       (0.49)          (0.10)
............................................................

    (0.33)        (0.84)       (0.51)          (0.20)
............................................................
  $ 12.21       $ 14.74      $ 17.61         $ 16.64
............................................................
   (15.04)%      (11.81)%       8.89%          31.77%
............................................................

............................................................
  $39,381       $42,544      $42,478         $23,813
............................................................


     1.35%         1.35%        1.35%           1.35%**
............................................................


     1.60%         1.54%        1.70%           2.24%**
............................................................



     0.02%        (0.17)%      (0.06)%          0.17%**
............................................................



    (0.23)%       (0.36)%      (0.41)%         (0.73)%**
............................................................
       12%           32%           5%             62%
-----------------------------------------------------------









--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS S&P 500 Index Fund

                                                         CLASS X
                                       -----------------------------------------
                                           FOR THE PERIOD
                                            JUNE 1, 1998
                                               THROUGH          FOR THE PERIOD
                                            SEPTEMBER 30,     DECEMBER 31, 1997+
                                               1998++               THROUGH
                                             (UNAUDITED)         MAY 31, 1998
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $14.11               $12.50
.................................................................................
Net investment income                              0.05*                0.03
.................................................................................
Net realized and unrealized
 gains (losses) from investment
 and futures transactions                         (0.94)*               1.58
.................................................................................
Net increase (decrease) from
 investment operations                            (0.89)                1.61
.................................................................................
Dividends from net investment income                 --                   --
.................................................................................
Distributions from net realized
 gains from investment transactions                  --                   --
.................................................................................
Total dividends and distributions
 to shareholders                                     --                   --
.................................................................................
NET ASSET VALUE, END OF PERIOD                   $13.22               $14.11
.................................................................................
TOTAL INVESTMENT RETURN1                          (6.31)%              12.88%
.................................................................................
RATIOS/SUPPLEMENTAL DATA:
.................................................................................
Net assets, end of period (000's)                    --                $ 789
.................................................................................
Expenses to average net assets,
 net of waivers and
 reimbursements from advisor                       0.40%**              0.40%**
.................................................................................
Expenses to average net assets,
  before waivers and
 reimbursements from advisor                       1.29%**              2.25%**
.................................................................................
Net investment income to average net assets,
 net of waivers and reimbursements from advisor    1.19%**              1.26%**
.................................................................................
Net investment income (loss) to
 average net assets, before waivers
 and reimbursements from advisor                   0.29%**             (0.60)%**
.................................................................................
Portfolio turnover                                   73%                   1%
--------------------------------------------------------------------------------



*    Calculated using the average monthly shares outstanding for the period.

**   Annualized.

+    Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.



--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

                              CLASS Y
-----------------------------------------------------------------------

                                                       FOR THE PERIOD
             FOR THE YEARS ENDED MAY 31,             DECEMBER 31, 1997+
---------------------------------------------------        THROUGH
   2002         2001          2000          1999        MAY 31, 1998
------------------------------------------------------------------------
    $14.94       $ 17.76       $ 16.74       $14.12       $ 12.50
.........................................................................
      0.14*         0.13*         0.17*        0.16*         0.06
.........................................................................


     (2.24)*       (2.01)*        1.47*        2.68*         1.56
.........................................................................

     (2.10)        (1.88)         1.64         2.84          1.62
.........................................................................
     (0.10)        (0.10)        (0.13)       (0.12)           --

     (0.33)        (0.84)        (0.49)       (0.10)           --
     (0.43)        (0.94)        (0.62)       (0.22)           --

    $12.41       $ 14.94       $ 17.76       $16.74       $ 14.12
.........................................................................
    (14.23)%      (10.86)%        9.86%       20.30%        12.96%
.........................................................................


.........................................................................
    $5,517       $ 8,162       $20,112       $6,480       $12,892
.........................................................................


      0.35%         0.35%         0.35%        0.35%         0.35%**
.........................................................................


      0.64%         0.56%         0.69%        1.29%         2.22%**

      1.01%         0.78%        0.92%         1.12%         1.41%**


.........................................................................

     0.72%         0.57%        0.58%         0.18%         (0.46)%**


.........................................................................
       12%           32%           5%           62%             1%
------------------------------------------------------------------------





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

UBS S&P 500 Index Fund

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
UBS S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities of the UBS S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS S&P 500 Index Fund at May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                           /s/ Ernst & Young LLP



New York, New York

July 12, 2002


--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS S&P 500 Index Fund




TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 2002) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

Per Share Data:                                  Class A   Class C   Class Y
--------------------------------------------------------------------------------
Net investment income*                           $0.0675        --   $0.0807
.................................................................................
Short-term capital gains*                        $0.0088   $0.0088   $0.0088
.................................................................................
Long-term capital gains                          $0.3308   $0.3308   $0.3308
.................................................................................
Percentage of ordinary income dividends
  qualifying for the dividends received
  deduction available to corporate shareholders     100%      100%      100%
--------------------------------------------------------------------------------
* Taxable as ordinary income

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2002. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2003. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   35

UBS S&P 500 Index Fund

Supplemental Information (unaudited)



BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves until the next annual meeting of shareholders or until his or her successor is elected and qualified. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the Fund complex overseen by the Trustee or for which a person served as an officer, and other directorships held by the Trustee.

INTERESTED TRUSTEES

                                              Term of
                                             Office+ and
                               Position(s)    Length of
    Name, Address,             Held with        Time                 Principal Occupation(s)
        and Age                   Fund         Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;           Trustee      Since 1997       Mrs. Alexander is an executive vice
55                                                             president of UBS PaineWebber Inc.
                                                               (since March 1984). She was chief
                                                               executive officer of UBS Global AM
                                                               from January 1995 to October 2000, a
                                                               director (from January 1995 to
                                                               September 2001) and chairman (from
                                                               March 1999 to September 2001).


E. Garrett Bewkes, Jr.**++;   Trustee and     Since 1997       Mr. Bewkes serves as a consultant to
75                            Chairman of                      UBS PaineWebber (since May 1999).
                              the Board of                     Prior to November 2000, he was a
                                Trustees                       director of Paine Webber Group Inc.
                                                               ("PW Group," formerly the holding
                                                               company of UBS PaineWebber and UBS
                                                               Global AM) and prior to 1996, he was
                                                               a consultant to PW Group. Prior to
                                                               1988, he was chairman of the board,
                                                               president and chief executive officer
                                                               of American Bakeries Company.


--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

                Number of
        Portfolios in Fund Complex                    Other Directorships
            Overseen by Trustee                         Held by Trustee
--------------------------------------------------------------------------------
   Mrs. Alexander is a director or trustee          None
   of 22 investment companies (consisting
   of 43 portfolios) for which UBS Global
   AM, UBS PaineWebber or one of their
   affiliates serves as investment advisor, sub-advisor or manager.




   Mr. Bewkes is a director or trustee of            Mr. Bewkes is also a
   34 investment companies (consisting of            director of Interstat
   55 portfolios) for which UBS Global AM,           Bakeries Corporation.
   UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   37

UBS S&P 500 Index Fund

INDEPENDENT TRUSTEES

                                              Term of
                                             Office+ and
                               Position(s)    Length of
    Name, Address,             Held with        Time                 Principal Occupation(s)
        and Age                   Fund         Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67         Trustee     Since 1997        Mr. Armstrong is chairman and
R.Q.A. Enterprises                                             principal of R.Q.A. Enterprises
One Old Church Road--                                          (management  consulting  firm)
Unit # 6                                                       (since  April 1991 and principal
Greenwich, CT 06830                                            occupation since March 1995).
                                                               Mr. Armstrong was chairman of the
                                                               board, chief executive officer
                                                               and co-owner of Adirondack
                                                               Beverages (producer and distributor
                                                               of soft drinks and sparkling/still
                                                               waters) (October 1993-March 1995). He
                                                               was a partner of The New England
                                                               Consulting Group (management
                                                               consulting firm) (December 1992-
                                                               September 1993). He was managing
                                                               director of LVMH U.S. Corporation
                                                               (U.S. subsidiary of the French luxury
                                                               goods conglomerate, Louis Vuitton
                                                               Moet Hennessey Corporation)
                                                               (1987-1991) and chairman of its wine
                                                               and spirits subsidiary, Schieffelin &
                                                               Somerset Company (1987-1991).


David J. Beaubien; 67           Trustee      Since 2001        Mr. Beaubien is chairman of
101 Industrial Road                                            Yankee Environmental Systems, Inc., a
Turners Falls, MA 01376                                        manufacturer of meteorological
                                                               measuring systems. Prior to January
                                                               1991, he was senior vice president of
                                                               EG&G, Inc., a company which makes and
                                                               provides a variety of scientific and
                                                               technically oriented products and
                                                               services. From 1985 to January 1995,
                                                               Mr. Beaubien served as a director or
                                                               trustee on the boards of the Kidder,
                                                               Peabody & Co. Incorporated mutual
                                                               funds.




--------------------------------------------------------------------------------
38                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

                Number of
        Portfolios in Fund Complex                    Other Directorships
            Overseen by Trustee                         Held by Trustee
--------------------------------------------------------------------------------
   Mr. Armstrong is a director or trustee of 22    Mr. Armstrong is also a
   investment companies (consisting of 43          director of AlFresh Beverages
   portfolios) for which UBS Global AM,            Canada, Inc. (a Canadian
   UBS  PaineWebber  or one of their               Beverage subsidiary of
   affiliates serves as investment advisor,        AlFresh Foods Inc.) (since
   sub-advisor or manager.                         October 2000).




  Mr. Beaubien is a director or trustee of 22      Mr. Beaubien is also a
  investment companies (consisting of 43           director of IEC Electronics,
  portfolios) for which UBS Global AM,             Inc., a manufacturer of
  UBS PaineWebber or one of their affiliates       electronic assemblies.
  serves as investment advisor, sub-advisor or manager.





--------------------------------------------------------------------------------
UBS Global Asset Management                                                   39

UBS S&P 500 Index Fund

INDEPENDENT TRUSTEES (CONTINUED)

                                              Term of
                                             Office+ and
                               Position(s)    Length of
    Name, Address,             Held with        Time                 Principal Occupation(s)
        and Age                   Fund         Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------
Richard R. Burt; 55              Trustee      Since 1997       Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                   (international information and
Washington, D.C. 20004                                         security firm) and IEP Advisors
                                                               (international investments and
                                                               consulting firm). He was the chief
                                                               negotiator in the Strategic Arms
                                                               Reduction Talks with the former
                                                               Soviet Union (1989-1991) and the
                                                               U.S. Ambassador to the Federal
                                                               Republic of Germany (1985-1989).
                                                               From 1991-1994, he served as a
                                                               partner of McKinsey & Company
                                                               (management consulting firm).


Meyer Feldberg; 60               Trustee      Since 1997       Mr. Feldberg is Dean and Professor
Columbia University                                            of Management of the Graduate
101 Uris Hall                                                  School of Business, Columbia
New York, New York                                             University. Prior to 1989, he was
10027                                                          president of the Illinois Institute
                                                               of Technology.

George W. Gowen; 72              Trustee      Since 1997       Mr. Gowen is a partner in the law
666 Third Avenue                                               firm of Dunnington, Bartholow &
New York, New York                                             Miller. Prior to May 1994, he was
10017                                                          a partner in the law firm of
                                                               Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73    Trustee      Since 2001       Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                           to January 1995, Mr. Hewitt served
Management (US) Inc.                                           as a director or trustee on the boards
51 West 52nd Street                                            of the Kidder, Peabody & Co.
New York, New York                                             Incorporated mutual funds. From
10019-6114                                                     1986-1988, he was an executive
                                                               vice  president  and  director of mutual
                                                               funds, insurance and trust services
                                                               of Shearson Lehman Brothers Inc. From
                                                               1976-1986, he was president of
                                                               Merrill Lynch Funds Distributor, Inc.



--------------------------------------------------------------------------------
40                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

                Number of
        Portfolios in Fund Complex                    Other Directorships
            Overseen by Trustee                         Held by Trustee
--------------------------------------------------------------------------------
  Mr. Burt is a director or trustee of 22          Mr. Burt is also a director
  investment companies (consisting of 43           of Archer-Daniels-Midland
  portfolios) for which UBS Global AM,             Company (agricultural
  UBS PaineWebber or one of their                  commodities), Hollinger
  affiliates serves as investment advisor,         International Company
  sub-advisor or manager.                          (publishing), six investment
                                                   companies in the Deutsche
                                                   Bank family of funds, nine
                                                   investment companies in the
                                                   Flag Investors family of
                                                   funds, The Central European
                                                   Fund, Inc. and The Germany
                                                   Fund, Inc., a director of
                                                   IGT, Inc. (provides
                                                   technology to gaming and
                                                   wagering industry) (since
                                                   July 1999) and chairman of
                                                   Weirton Steel Corp. (makes
                                                   and finishes steel products)
                                                   (since April 1996).


  Dean Feldberg is a director or trustee of 34     Dean Feldberg is also a
  investment companies (consisting of 55           director of Primedia Inc.
  portfolios) for which UBS Global AM,             (publishing), Federated
  UBS PaineWebber or one of their affiliates       Department Stores, Inc.
  serves as investment advisor, sub-advisor        (operator of department
  or manager.                                      stores), Revlon, Inc.
                                                   (cosmetics), Select Medical
                                                   Inc. (healthcare services)
                                                   and SAPPI, Ltd. (producer of
                                                   paper).

  Mr. Gowen is a director or trustee of 34         None
  investment companies (consisting of 55
  portfolios) for which UBS Global AM, UBS
  PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

  Mr. Hewitt is a director or trustee of 22        Mr. Hewitt is also a director
  investment companies (consisting of 43           or trustee of the Guardian
  portfolios) for which UBS Global AM,             Life Insurance Company mutual
  UBS PaineWebber or one of their affiliates       funds.
   serves as investment advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   41

UBS S&P 500 Index Fund

INDEPENDENT TRUSTEES (CONTINUED)

                                     Term of
                                   Office+ and
                       Position(s)  Length of
    Name, Address,      Held with     Time         Principal Occupation(s)
        and Age           Fund       Served          During Past 5 Years
--------------------------------------------------------------------------------
Morton L. Janklow; 72    Trustee   Since 2001  Mr. Janklow is senior partner of
445 Park Avenue                                Janklow & Nesbit Associates, an
New York, New York 10022                       international literary agency
                                               representing leading authors in
                                               their relationships with
                                               publishers and motion picture,
                                               television and multi-media
                                               companies, and of counsel to the
                                               law firm of Janklow & Ashley.

Frederic V. Malek; 65    Trustee   Since 1997  Mr. Malek is chairman of Thayer
1455 Pennsylvania                              Capital Partners (merchant bank)
Avenue, N.W. Suite 350                         and chairman of Thayer Hotel
Washington, D.C. 20004                         Investors III, Thayer Hotel
                                               Investors II and Lodging
                                               Opportunities Fund (hotel
                                               investment partnerships). From
                                               January 1992 to November 1992, he
                                               was campaign manager of
                                               Bush-Quayle `92. From 1990 to
                                               1992, he was vice chairman and,
                                               from 1989 to 1990, he was
                                               president of Northwest Airlines
                                               Inc. and NWA Inc. (holding
                                               company of Northwest Airlines
                                               Inc.). Prior to 1989, he was
                                               employed by the Marriott
                                               Corporation (hotels, restaurants,
                                               airline catering and contract
                                               feeding), where he most recently
                                               was an executive vice president
                                               and president of Marriott Hotels
                                               and Resorts.

Carl W. Schafer; 66      Trustee   Since 1997  Mr. Schafer is president of the
66 Witherspoon Street                          Atlantic Foundation (charitable
#1100                                          foundation). Prior to January
Princeton, NJ 08542                            1993, he was chairman of the
                                               Investment Advisory Committee of
                                               the Howard Hughes Medical
                                               Institute.

-------------------------------------------------------------------------------
42                                                  UBS Global Asset Management

UBS S&P 500 Index Fund

             Number of
    Portfolios in Fund Complex                    Other Directorships
        Overseen by Trustee                         Held by Trustee
--------------------------------------------------------------------------------
Mr. Janklow is a director or trustee      None
of 22 investment companies (consisting
of 43 portfolios) for which UBS Global
AM, UBS PaineWebber or one of their
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Malek is a director or trustee of     Mr. Malek is also a director of Aegis
22 investment companies (consisting of    Communications, Inc. (tele-services),
43 portfolios) for which UBS Global       American Management Systems, Inc.
AM, UBS PaineWebber or one of their       (management consulting and computer
affiliates serves as investment           related services), Automatic Data
advisor, sub-advisor or manager.          Processing, Inc. (computing services),
                                          CB Richard Ellis, Inc. (real estate
                                          services), FPL Group, Inc. (electric
                                          services), Manor Care, Inc. (health
                                          care) and Northwest Airlines Inc.

Mr. Schafer is a director or trustee      Mr. Schafer is also a director of
of 22 investment companies (consisting    Labor Ready, Inc. (temporary
of 43 portfolios) for which UBS Global    employment), Roadway Corp. (trucking),
AM, UBS PaineWebber or one of their       the Harding, Loevner Funds, E.I.I.
affiliates serves as investment           Realty Securities Frontier Oil
advisor, sub-advisor or manager. Trust    Corporation and a director or trustee
(investment company) and                  of the Guardian Life Insurance Company
                                          mutual funds.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  43

UBS S&P 500 Index Fund

INDEPENDENT TRUSTEES (CONCLUDED)

                                     Term of
                                   Office+ and
                       Position(s)  Length of
    Name, Address,      Held with     Time         Principal Occupation(s)
        and Age           Fund       Served          During Past 5 Years
--------------------------------------------------------------------------------
William D. White; 68     Trustee   Since 2001  Mr. White is retired. From
P.O. Box 199                                   February 1989 through March 1994,
Upper Black Eddy, PA 18972                     he was president of the National
                                               League of Professional Baseball
                                               Clubs. Prior to 1989, he was a
                                               television sportscaster for
                                               WPIX-TV, New York. Mr. White
                                               served on the board of directors
                                               of Centel from 1989 to 1993 and
                                               until recently on the board of
                                               directors of Jefferson Banks
                                               Incorporated, Philadelphia, PA.





--------------------------------------------------------------------------------
44                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

             Number of
    Portfolios in Fund Complex                 Other Directorships
        Overseen by Trustee                      Held by Trustee
--------------------------------------------------------------------------------
Mr. White is a director or trustee of     None
22 investment companies (consisting of
43 portfolios) for which UBS Global
AM, UBS PaineWebber or one of their
affiliates serves as investment
advisor, sub-advisor or manager.
















--------------------------------------------------------------------------------
UBS Global Asset Management                                                   45

UBS S&P 500 Index Fund

OFFICERS

                                     Term of       Principal Occupation(s)
                                   Office+ and      During Past 5 Years;
                       Position(s)  Length of      Number of Portfolios in
    Name, Address,      Held with     Time      Fund Complex for which person
        and Age           Fund       Served           serves as Officer
-------------------------------------------------------------------------------
T. Kirkham Barneby**; 56    Vice   Since 1997   Mr. Barneby is a managing
                         President              director and chief investment
                                                officer--quantitative
                                                investments of UBS Global AM.
                                                Mr. Barneby is a vice president
                                                of nine investment companies
                                                (consisting of 10 portfolios)
                                                for which UBS Global AM, UBS
                                                PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

Thomas Disbrow+++; 36       Vice   Since 2000   Mr. Disbrow is a director and a
                         President              senior manager of the mutual
                       and Assistant            fund finance department of UBS
                         Treasurer              Global AM. Prior to November
                                                1999, he was a vice president of
                                                Zweig/Glaser Advisers.
                                                Mr. Disbrow is a vice president
                                                and assistant treasurer of 22
                                                investment companies (consisting
                                                of 43 portfolios) for which UBS
                                                Global AM, UBS PaineWebber or
                                                one of their affiliates serves
                                                as investment advisor,
                                                sub-advisor or manager.

Amy R. Doberman**;          Vice   Since 2000   Ms. Doberman is a managing
40                       President              director and general counsel of
                            and                 UBS Global AM. From December
                         Secretary              1997 through July 2000, she was
                                                general counsel of Aeltus
                                                Investment Management, Inc.
                                                Prior to working at Aeltus,
                                                Ms. Doberman was assistant chief
                                                counsel of the SEC's Division of
                                                Investment Management. Ms.
                                                Doberman is vice president and
                                                secretary of UBS Supplementary
                                                Trust and a vice president and
                                                secretary of 24 investment
                                                companies (consisting of 82
                                                portfolios) for which UBS Global
                                                AM, UBSGlobal Asset Management
                                                (Americas) Inc., ("UBSGlobal AM
                                                (Americas)"), UBS PaineWebber or
                                                one of their affiliates serves
                                                as investment advisor,
                                                sub-advisor or manager.


--------------------------------------------------------------------------------
46                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

OFFICERS (CONTINUED)

                                     Term of       Principal Occupation(s)
                                   Office+ and      During Past 5 Years;
                       Position(s)  Length of      Number of Portfolios in
    Name, Address,      Held with     Time      Fund Complex for which person
        and Age            Fund      Served           serves as Officer
-------------------------------------------------------------------------------
Stephen P. Fisher**; 43    Vice    Since 2002   Mr. Fisher is a managing
                         President              director of UBS Global AM. From
                                                October 2000 to February 2001,
                                                he was president of Morningstar
                                                Investment Services. From May
                                                1999 to October 2000, Mr. Fisher
                                                was senior vice president of UBS
                                                Global AM. From January 1997 to
                                                May 1999, Mr. Fisher was a
                                                senior vice president of
                                                Prudential Investments.
                                                Mr. Fisher is a vice president
                                                of 22 investment companies
                                                (consisting of 43 portfolios)
                                                for which UBS Global AM, UBS
                                                PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

David M. Goldenberg**;     Vice    Since 2002   Mr. Goldenberg is an executive
35                       President              director and deputy general
                       and Assistant            counsel of UBS Global AM. From
                         Secretary              2000-2002 he was director, legal
                                                affairs at Lazard Asset
                                                Management. Mr. Goldenberg was
                                                global director of compliance
                                                for SSB Citi Asset Management
                                                Group from 1998-2000. He was
                                                associate general counsel at
                                                Smith Barney Asset Management
                                                from 1996-1998. Prior to working
                                                at Smith Barney Asset
                                                Management, Mr. Goldenberg was
                                                branch chief and senior counsel
                                                of the SEC's Division of
                                                Investment Management. Mr.
                                                Goldenberg is a vice president
                                                and assistant secretary of 24
                                                investment companies (consisting
                                                of 82 portfolios) for which UBS
                                                Global AM, UBS Global AM
                                                (Americas), UBS PaineWebber or
                                                one of their affiliates serves
                                                as investment advisor,
                                                sub-advisor or manager.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   47

UBS S&P 500 Index Fund

OFFICERS (CONTINUED)

                                     Term of       Principal Occupation(s)
                                   Office+ and      During Past 5 Years;
                       Position(s)  Length of      Number of Portfolios in
    Name, Address,      Held with     Time      Fund Complex for which person
        and Age            Fund      Served           serves as Officer
-------------------------------------------------------------------------------
Kevin J. Mahoney+++;       Vice    Since 1999   Mr. Mahoney is a director and a
36                      President               senior manager of the mutual
                      and Assistant             fund finance department of UBS
                        Treasurer               Global AM. From August 1996
                                                through March 1999, he was the
                                                manager of the mutual fund
                                                internal control group of
                                                Salomon Smith Barney.
                                                Mr. Mahoney is a vice president
                                                and assistant treasurer of 22
                                                investment companies (consisting
                                                of 43 portfolios) for which UBS
                                                Global AM, UBS PaineWebber or
                                                one of their affiliates serves
                                                as investment advisor,
                                                sub-advisor or manager.

Paul H. Schubert+++; 39    Vice    Since 1997   Mr. Schubert is an executive
                        President               director and Treasurer and head
                                                of the mutual fund finance
                                                department of UBS Global AM.
                                                Mr. Schubert is treasurer and
                                                principal accounting officer of
                                                UBS Supplementary Trust and of
                                                two investment companies
                                                (consisting of 39 portfolios)
                                                and a vice president and
                                                treasurer of 22 investment
                                                companies (consisting of 43
                                                portfolios) for which UBS Global
                                                AM, UBS Global AM (Americas),
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
48                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

Supplemental Information (unaudited) (concluded)



OFFICERS (CONCLUDED)

                                     Term of       Principal Occupation(s)
                                   Office+ and      During Past 5 Years;
                       Position(s)  Length of      Number of Portfolios in
    Name, Address,      Held with     Time      Fund Complex for which person
        and Age            Fund      Served           serves as Officer
-------------------------------------------------------------------------------
Brian M. Storms**; 47   President  Since 2000   Mr. Storms is chief operating
                                                officer (since September 2001)
                                                and president of UBS Global AM
                                                (since March 1999), and
                                                president and chief operating
                                                officer of UBS Global AM
                                                (Americas) and UBS Global Asset
                                                Management (New York) Inc.
                                                (since October 2001). Mr. Storms
                                                was chief executive officer of
                                                UBS Global AM from October 2000
                                                to September 2001. He was a
                                                director or trustee of several
                                                investment companies in the
                                                UBS Family of Funds (1999-2001).
                                                He was president of Prudential
                                                Investments (1996-1999).
                                                Prior to joining Prudential
                                                Investments he was a managing
                                                director at Fidelity
                                                Investments. Mr. Storms is
                                                president and trustee of UBS
                                                Supplementary Trust and of two
                                                investment companies (consisting
                                                of 39 portfolios) and president
                                                of 22 investment companies
                                                (consisting of 43 portfolios)
                                                for which UBS Global AM, UBS
                                                Global AM (Americas), UBS
                                                PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

Keith A. Weller**; 40      Vice    Since 1997   Mr. Weller is a director and
                         President              senior associate general counsel
                      and Assistant             of UBS Global AM. Mr. Weller is
                        Secretary               a vice president and assistant
                                                secretary of 22 investment
                                                companies (consisting of 43
                                                portfolios) for which UBS Global
                                                AM, UBS PaineWebber or one of
                                                their affiliates serves as
                                                investment advisor, sub-advisor
                                                or manager.

----------

* This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

*** Address for mailing purposes only.

+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

+++ This person's business address is Newport Center Ill, 499 Washington Blvd.,
    14th Floor, Jersey City, New Jersey

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   49

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



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



                 (This page has been left blank intentionally.)

UBS S&P 500 Index Fund

TRUSTEES

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN
                                        William W. Hewitt, Jr.

Margo N. Alexander                      Morton L. Janklow

Richard Q. Armstrong                    Frederic V. Malek

David J. Beaubien                       Carl W. Schafer

Richard R. Burt                         William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND
PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114








THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

--------------------------------------------------------------------------------
                                                     UBS Global Asset Management

[LOGO] UBS
       UBS Global Asset Management (US) Inc.
       51 West 52nd Street
       New York, NY 10019-6114